COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Less than 1 year	¥ 413,657
2-3 years	20,093
Total	433,750
Factory and office building construction commitments
COMMITMENTS AND CONTINGENCIES
Less than 1 year	162,882
2-3 years	20,093
Total	182,975
Fixed assets purchasing commitment
COMMITMENTS AND CONTINGENCIES
Less than 1 year	250,775
Total	¥ 250,775